Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

 NOTE 9 – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	June 30, 2020	December 31, 2019
Gift card liability	$90,004	$88,673
Co-op advertising fund liability	294,844	298,662
Advertising fund liability	260,825	265,308
	$645,673	$652,643

NOTE 13 – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31, 2019	December 31, 2018
Gift card liability	$88,673	$122,221
Co-op advertising fund liability	298,662	240,226
Advertising fund liability	265,308	245,039
	$652,643	$607,486